Financial liabilities on funding arrangements (Tables)	3 Months Ended
Apr. 30, 2018
Financial Liabilities At Amortised Cost [Abstract]
Reconciliation of financial liabilities on funding arrangements
The financial liability has not been re-measured in either of the periods presented.

	Three months ended April 30, 2018	Year ended January 31, 2018
	£000s	£000s
At February 1,	3,090	5,919
Unwinding of discount factor	141	754
Derecognition of financial liabilities – Finance income	—	(3,085)
Re-measurement of financial liabilities on funding arrangements	—	410
Net finance income / (costs) on funding arrangements accounted for as financial liabilities	141	(1,921)
Derecognition of financial liabilities – Other operating income	—	(908)
	3,231	3,090

Sensitivity analysis of financial liabilities on funding arrangements
The table below describes the value of the liabilities as at April 30, 2018 of £3.2 million compared to what this number would be following the presented variations to the underlying assumptions.

April 30, 2018
£000s
Estimated financial liabilities on funding arrangements	3,231

1% lower discount rate	3,500
1% higher discount rate	2,987
10% lower revenue assumptions	2,949
10% higher revenue assumptions	3,516
10% lower probability of success	1,052
10% higher probability of success	5,357